RNC Genter Dividend Income Fund
SUMMARY SECTION RNC Genter Dividend Income Fund
Investment Objective
The investment objective of the RNC Genter Dividend Income (the “Fund”) is long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	RNC Genter Dividend Income Fund RNC Genter Dividend Income Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire Fee	20.00
Overnight check delivery fee	15.00
Retirement account fees (annual maintenance and full redemption requests)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		RNC Genter Dividend Income Fund RNC Genter Dividend Income Fund Shares
Management fees		0.90%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses		2.32%
Acquired fund fees and expenses		0.02%
Total annual fund operating expenses	[1]	3.49%
Fee waiver and/or expense reimbursements	[2]	(2.22%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.27%
[1]	The total annual fund operating expenses and total fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement. The expense limit in the table has been restated to reflect the current rate.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RNC Genter Dividend Income Fund:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RNC Genter Dividend Income Fund RNC Genter Dividend Income Fund Shares	129	403	1,194	3,278

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $10 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Advisor’s assessment of valuation and the economic outlook. The Fund may invest up to 20% of its assets in foreign securities. The Fund’s investments in foreign securities will primarily be in American Depository Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

Market Risk. The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Foreign Investment Risk. The prices of foreign non-U.S. securities may be more volatile than the securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in currency and exchange rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts are also subject to these risks. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Management Risk. The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objective.

Sector Risk. From time to time, the Fund may invest a significant amount of its total assets in certain sectors of the economy, which may be subject to specific risks, like changes in governmental regulation and policy and changes in market sentiment. For example, as of October 31, 2012, 20.80% of the Fund’s assets were invested in the Financials sector. Performance of companies in the Financials Sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.97% (quarter ended 9/30/2009), and the lowest return for a calendar quarter was –10.13% (quarter ended 3/31/2009).

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns RNC Genter Dividend Income Fund		1 Year	3 Years	Since Inception	Inception Date
RNC Genter Dividend Income Fund Shares		11.36%	10.29%	12.56%	Dec. 31, 2008
RNC Genter Dividend Income Fund Shares - Return After Taxes on Distributions	[1]	10.68%	9.25%	11.64%	Dec. 31, 2008
RNC Genter Dividend Income Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.28%	8.68%	10.74%	Dec. 31, 2008
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[2]	17.51%	10.86%	13.01%	Dec. 31, 2008
MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	[2]	10.95%	13.21%	14.24%	Dec. 31, 2008
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Class and after-tax returns for other classes will vary.
[2]	The Russell 1000 Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.